UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  September 13, 2011 to October 13, 2011

  Commission File Number of issuing entity: 333-172143-01

  DBUBS 2011-LC3 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172143

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  UBS Real Estate Securities Inc.
  Ladder Capital Finance LLC
  Starwood Property Mortgage Sub-2-A, L.L.C.
  Starwood Property Mortgage Sub-3, L.L.C.
  Starwood Property Mortgage Sub-4, L.L.C.
  (Exact name of sponsors as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3847613
  38-3847614
  38-3847615
  38-6988397
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  PM-1                          ______     ______   ___X___       ___________
  PM-2                          ______     ______   ___X___       ___________
  PM-3                          ______     ______   ___X___       ___________
  PM-4                          ______     ______   ___X___       ___________
  PM-5                          ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  LR                            ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________
  PM-X                          ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On October 13, 2011 a distribution was made to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Part II - OTHER INFORMATION

  Item 3. Sales of Securities and Use of Proceeds.

  On August 30, 2011, the Depositor sold all of the Class A-1, Class A-2, Class A-3 and Class A-4 Certificates, having an initial certificate balance of $97,779,000, $671,771,000, $97,268,000, $112,102,000, respectively, and an aggregate certificate balance of $978,920,000 (the "Public Certificates"). The aggregate offering price of each class of Public Certificates was approximately 101.0% of the initial certificate balance of such class. The Public Certificates were offered pursuant to the Depositor's Prospectus Supplement dated August 11, 2011, to the Prospectus, dated August 11, 2011 (collectively, the "Prospectus").

  On August 30, 2011, the Depositor also sold the following certificates (having the initial certificate or notional balances indicated, if applicable), backed by the same asset pool backing the Public Certificates, in private placement transactions exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) of the Act: (i) to Deutsche Bank Securities Inc., the Class X-A ($1,106,529,000 (notional)), Class X-B ($291,928,485
  (notional)), Class A-M ($127,609,000), Class B ($75,167,000), Class C
  ($54,190,000), Class D ($73,419,000), Class E ($19,229,000), Class F
  ($19,229,000), Class G ($50,694,485), Class R and Class LR Certificates; (ii) to UBS Securities LLC, the Class PM-X ($194,940,366 (notional)), Class PM-1 ($140,100,000), Class PM-2 ($32,900,000), Class PM-3 ($28,900,000), Class
  PM-4 ($26,500,000) and Class PM-5 ($20,877,533) Certificates; and (iii) to a third party investor, Class V Certificates (collectively, the "Private Certificates"). The Private Certificates were offered pursuant to the Private Placement Memorandum, dated August 11, 2011.

  The net proceeds of the offering to the Depositor of the issuance of the certificates, after deducting expenses payable by the Depositor of $10,509,077, were approximately $1,400,253,347. Of the expenses paid by the Depositor, approximately $281,250 were paid directly to affiliates of the Depositor, $55,000 in the form of fees were paid to the Underwriters, and $10,227,827 were other expenses paid to third parties. All of the foregoing expense amounts are the Depositor's reasonable estimates of such expenses. No underwriting discounts and commissions or finder's fees were paid by the Depositor; the Public Certificates were offered by the Underwriters for sale to the public in negotiated transactions or otherwise at varying prices determined at the time of sale.

  Further information regarding such sales has been previously provided on the Depositor's in Form 10-D filed with the Securities and Exchange Commission on September 27, 2011. The registration statement (file no. 333-172143) relating to the Public Certificates was originally declared effective on June 17, 2011.


  Item 6. Significant Obligors of Pool Assets.

  The Three Allen Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on August 26, 2011. There are no current updates to the net operating income at this time.

  The Times Square Hotel Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for DBUBS 2011-LC3 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $16,802,975.00, as of August 31, 2011.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the October 13, 2011 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: October 25, 2011

  /s/ Peter Ferdinandi
  Peter Ferdinandi, Vice President, Treasurer, Chief Financial Officer and Chief Accounting Officer

  Date: October 25, 2011

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the October 13, 2011 distribution.